Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common stock, $1 par value	Capital in excess of par value	Retained earnings	Employee stock benefit trust	Treasury stock	Accumulated other comprehensive loss
Fiscal year ended at Jan. 01, 2011	$ 1,645.7	$ 124.1	$ 768.0	$ 1,727.9	$ (73.2)	$ (758.2)	$ (142.9)
Increase (Decrease) in Stockholders' Equity
Net income	190.1			190.1
Other comprehensive loss	(120.3)						(120.3)
Repurchase of 6,555,672, 7,927,344 and 316,757 shares for treasury for the years ended 2013, 2012, and 2011, respectively	(13.5)					(13.5)
Employee Stock Benefit Trust ("ESBT") transfer of 954,536 shares to treasury					31.4	(31.4)
Stock issued under stock-based compensation plans of shares, 2,240,185 and 713,571 for the years 2013 and 2012, including tax of $1.7, $(3.8) and $(1.3) for the years 2013, 2012 and 2011, dividends of $.6 paid on stock held in ESBT for the years ended 2011 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	38.6		20.7	0.1	16.5	1.3
Stock of 578,441 and 844,311 shares contributed to the Savings Plan ("401(k) Plan") for the year ended 2013 and 2012 (Transfer of 326,185 and 398,093 shares from treasury and ESBT, respectively, for the year ended 2011)	24.4			(1.1)	15.2	10.3
Dividends: $1.14, $1.08 and $1.00 per share for the year ended 2013, 2012 and 2011, respectively	(106.5)			(106.5)
ESBT market value adjustment			(10.1)		10.1
Fiscal year ended at Dec. 31, 2011	1,658.5	124.1	778.6	1,810.5		(791.5)	(263.2)
Increase (Decrease) in Stockholders' Equity
Net income	215.4			215.4
Other comprehensive loss	(14.8)						(14.8)
Repurchase of 6,555,672, 7,927,344 and 316,757 shares for treasury for the years ended 2013, 2012, and 2011, respectively	(235.2)					(235.2)
Stock issued under stock-based compensation plans of shares, 2,240,185 and 713,571 for the years 2013 and 2012, including tax of $1.7, $(3.8) and $(1.3) for the years 2013, 2012 and 2011, dividends of $.6 paid on stock held in ESBT for the years ended 2011 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	41.8		23.2	(3.8)		22.4
Stock of 578,441 and 844,311 shares contributed to the Savings Plan ("401(k) Plan") for the year ended 2013 and 2012 (Transfer of 326,185 and 398,093 shares from treasury and ESBT, respectively, for the year ended 2011)	25.6			(0.9)		26.5
Dividends: $1.14, $1.08 and $1.00 per share for the year ended 2013, 2012 and 2011, respectively	(110.4)			(110.4)
Fiscal year ended at Dec. 29, 2012	1,580.9	124.1	801.8	1,910.8		(977.8)	(278.0)
Increase (Decrease) in Stockholders' Equity
Net income	215.8			215.8
Other comprehensive loss	(3.1)						(3.1)
Repurchase of 6,555,672, 7,927,344 and 316,757 shares for treasury for the years ended 2013, 2012, and 2011, respectively	(283.5)					(283.5)
Stock issued under stock-based compensation plans of shares, 2,240,185 and 713,571 for the years 2013 and 2012, including tax of $1.7, $(3.8) and $(1.3) for the years 2013, 2012 and 2011, dividends of $.6 paid on stock held in ESBT for the years ended 2011 (Transfer of 38,346 and 432,112 shares from Treasury and ESBT, respectively, for the year ended 2011)	69.6		10.5	(11.6)		70.7
Stock of 578,441 and 844,311 shares contributed to the Savings Plan ("401(k) Plan") for the year ended 2013 and 2012 (Transfer of 326,185 and 398,093 shares from treasury and ESBT, respectively, for the year ended 2011)	24.5			6.1		18.4
Dividends: $1.14, $1.08 and $1.00 per share for the year ended 2013, 2012 and 2011, respectively	(112.0)			(112.0)
Fiscal year ended at Dec. 28, 2013	$ 1,492.2	$ 124.1	$ 812.3	$ 2,009.1		$ (1,172.2)	$ (281.1)